Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table sets forth the compensation for our Chief Executive Officer and the average compensation for our other named executive officers (“NEOs”), both as reported in the Summary Compensation Table (“SCT”) and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for each of 2023, 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Adjusted EBITA Margin over such years in accordance with SEC rules.
Pay versus Performance Table

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE (“SCT”) TOTAL FOR CEO(1)	COMPENSATION ACTUALLY PAID TO CEO(2)	AVERAGE SUMMARY COMPENSATION TABLE FOR NON-CEO NEOs(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs(2)	MANPOWERGROUP TOTAL SHAREHOLDER RETURN	S&P COMPOSITE 1500 HUMAN RESOURCES AND EMPLOYMENT SERVICES TOTAL SHAREHOLDER RETURN(3)	NET INCOME(4) ($000)	ADJUSTED EBITA MARGIN(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$12,712,353	$9,520,807	$2,688,677	$2,123,502	$92.56	$121.22	$88,800	2.62%

2022	$13,123,985	$3,873,368	$4,202,631	$2,336,378	$93.08	$113.87	$373,800	3.51%

2021	$18,787,835	$30,986,274	$3,902,692	$5,936,072	$105.53	$152.43	$382,400	3.10%

2020	$11,903,571	$6,028,110	$2,400,468	$1,512,063	$95.47	$100.85	$23,800	2.20%

(1)
Compensation for our CEO, Jonas Prising, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-CEOs
includes the following NEOs: John McGinnis, Michelle Nettles, and Richard Buchband.

(2)
Compensation “actually paid” for the CEO and average compensation “actually paid” for our non-CEOs
in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the CEO and our other NEOs during the applicable year. For information regarding the decisions made by our People, Culture and Compensation Committee in regard to the CEO’s and our other NEOs’ compensation for fiscal year 2023, see the “Compensation Discussion and Analysis” section of this Proxy Statement.

CEO SCT Total to CAP Reconciliation:

CEO: Mr. Prising	2023	2022	2021	2020

Total Compensation as reported in SCT	$12,712,353	$13,123,985	$18,787,835	$11,903,571

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(10,400,015)	$(10,000,045)	$(14,000,045)	$(10,000,012)

Add fair value of equity compensation granted in current year – value at year-end	$8,021,263	$7,316,198	$25,650,278	$9,176,116

Add dividends accrued on unvested shares/share units	$950,508	$356,656	$164,080	$131,390

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(2,546,612)	$(4,469,463)	$212,830	$(3,943,945)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$783,310	$1,955,816	$171,296	$(621,509)

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$(4,409,779)	$—	$(617,501)

Compensation Actually Paid to CEO	$9,520,807	$3,873,368	$30,986,274	$6,028,110

Average
Non-CEO
SCT Total to CAP Reconciliation:

Non-CEO NEOs (Average)	2023	2022	2021	2020

Total Compensation as reported in SCT	$2,688,677	$4,202,631	$3,902,692	$2,400,468

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(1,750,006)	$(3,000,006)	$(2,240,139)	$(1,600,079)

Add fair value of equity compensation granted in current year – value at year-end	$1,349,736	$2,229,006	$4,104,263	$1,468,252

Add dividends accrued on unvested shares/share units	$191,332	$96,802	$32,353	$37,362

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(471,350)	$(728,235)	$48,243	$(614,567)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$115,113	$241,767	$88,660	$(104,606)

Subtract fair value of forfeited awards determ in ed at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$(705,587)	$—	$(74,767)

Compensation Actually Paid to Non-CEO NEOs	$2,123,502	$2,336,378	$5,936,072	$1,512,063

(3)
TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The peer group for purposes of this table is the same as for the Shareholder Return Performance Presentation of the Company’s Annual Reports on Form
10-K
for the year ended December 31, 2023. Historic stock price performance is not necessarily indicative of future stock performance.

(4)	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.

(5)
Adjusted EBITA Margin is the financial measure from the tabular list of Company Performance Metrics below which in the Company’s assessment represents the most important financial measure used by the Company to link compensation and performance. Adjusted EBITA Margin as used in this Proxy Statement is a non-GAAP
financial measure. Refer to page 48

for further discussion on this measure, including a reconciliation of Adjusted EBITA Margin to the most directly comparable GAAP measure.

Company Selected Measure Name	Adjusted EBITA Margin
Named Executive Officers, Footnote	Compensation for our CEO, Jonas Prising, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-CEOs
	includes the following NEOs: John McGinnis, Michelle Nettles, and Richard Buchband.
Peer Group Issuers, Footnote	TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The peer group for purposes of this table is the same as for the Shareholder Return Performance Presentation of the Company’s Annual Reports on Form
10-K
	for the year ended December 31, 2023. Historic stock price performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 12,712,353	$ 13,123,985	$ 18,787,835	$ 11,903,571
PEO Actually Paid Compensation Amount	$ 9,520,807	3,873,368	30,986,274	6,028,110
Adjustment To PEO Compensation, Footnote
CEO SCT Total to CAP Reconciliation:

CEO: Mr. Prising	2023	2022	2021	2020

Total Compensation as reported in SCT	$12,712,353	$13,123,985	$18,787,835	$11,903,571

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(10,400,015)	$(10,000,045)	$(14,000,045)	$(10,000,012)

Add fair value of equity compensation granted in current year – value at year-end	$8,021,263	$7,316,198	$25,650,278	$9,176,116

Add dividends accrued on unvested shares/share units	$950,508	$356,656	$164,080	$131,390

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(2,546,612)	$(4,469,463)	$212,830	$(3,943,945)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$783,310	$1,955,816	$171,296	$(621,509)

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$(4,409,779)	$—	$(617,501)

Compensation Actually Paid to CEO	$9,520,807	$3,873,368	$30,986,274	$6,028,110

Non-PEO NEO Average Total Compensation Amount	$ 2,688,677	4,202,631	3,902,692	2,400,468
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,123,502	2,336,378	5,936,072	1,512,063
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-CEO
SCT Total to CAP Reconciliation:

Non-CEO NEOs (Average)	2023	2022	2021	2020

Total Compensation as reported in SCT	$2,688,677	$4,202,631	$3,902,692	$2,400,468

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(1,750,006)	$(3,000,006)	$(2,240,139)	$(1,600,079)

Add fair value of equity compensation granted in current year – value at year-end	$1,349,736	$2,229,006	$4,104,263	$1,468,252

Add dividends accrued on unvested shares/share units	$191,332	$96,802	$32,353	$37,362

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(471,350)	$(728,235)	$48,243	$(614,567)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$115,113	$241,767	$88,660	$(104,606)

Subtract fair value of forfeited awards determ in ed at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$—	$(705,587)	$—	$(74,767)

Compensation Actually Paid to Non-CEO NEOs	$2,123,502	$2,336,378	$5,936,072	$1,512,063

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. TSR
As shown in the chart below, the CEO and other NEOs’ CAP amounts are aligned with the Company’s TSR. The Company’s lower TSR in 2020, 2022, and 2023 relative to the S&P 1500 Human Resources & Employment Services (HRES) Index aligned with lower CAP for the CEO and NEOs, while stronger performance in 2021 resulted in higher CAP.

Compensation Actually Paid vs. Net Income
CAP vs. GAAP Net Income
The Company’s Net Income fell in 2023, as did CAP for
non-CEO
NEOs. The CEO’s CAP grew year-over-year, but was still less than the amount disclosed in the Summary Compensation Table for 2023.

Compensation Actually Paid vs. Company Selected Measure
CAP vs. Company Selected Measure
The Company’s EBITA Margin decreased in 2023, which aligns with the
Non-CEO
NEOs’ lower CAP in 2023 compared to 2022. The CEO’s CAP was higher in 2023, but was less than the amount disclosed in the Summary Compensation Table.

Total Shareholder Return Vs Peer Group
CAP vs. TSR
As shown in the chart below, the CEO and other NEOs’ CAP amounts are aligned with the Company’s TSR. The Company’s lower TSR in 2020, 2022, and 2023 relative to the S&P 1500 Human Resources & Employment Services (HRES) Index aligned with lower CAP for the CEO and NEOs, while stronger performance in 2021 resulted in higher CAP.

Tabular List, Table
Most Important Financial Performance Measures
The unranked list below represents ManpowerGroup’s most important measures used to link compensation to performance:

Company Performance Metrics(1)

• Adjusted EBITA Margin	• Return on Invested Capital
• Adjusted EPS	• Revenue
• Strategic KPIs and ESG Goals

(1)
For further information regarding these company performance metrics and their function in the Company’s executive compensation program, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.

Total Shareholder Return Amount	$ 92.56	93.08	105.53	95.47
Peer Group Total Shareholder Return Amount	121.22	113.87	152.43	100.85
Net Income (Loss)	$ 88,800,000	$ 373,800,000	$ 382,400,000	$ 23,800,000
Company Selected Measure Amount	0.0262	0.0351	0.031	0.022
PEO Name	Jonas Prising
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITA Margin
Non-GAAP Measure Description	Adjusted EBITA Margin as used in this Proxy Statement is a
non-GAAP
financial measure. Refer to page 48

	for further discussion on this measure, including a reconciliation of Adjusted EBITA Margin to the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic KPIs and ESG Goals
PEO | Grant Date Fair Value Of Equity Awards Granted During Fiscal Year Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,400,015)	$ (10,000,045)	$ (14,000,045)	$ (10,000,012)
PEO | Fair Value Of Equity Compensation Granted In Current Year Value At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,021,263	7,316,198	25,650,278	9,176,116
PEO | Dividends Accrued On Unvested Shares Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	950,508	356,656	164,080	131,390
PEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,546,612)	(4,469,463)	212,830	(3,943,945)
PEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	783,310	1,955,816	171,296	(621,509)
PEO | Fair Value Of Forfeited Awards Determined At End Of Prior Year For Awards Made In Prior Fiscal Years That Were Forfeited During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,409,779)	0	(617,501)
Non-PEO NEO | Grant Date Fair Value Of Equity Awards Granted During Fiscal Year Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,750,006)	(3,000,006)	(2,240,139)	(1,600,079)
Non-PEO NEO | Fair Value Of Equity Compensation Granted In Current Year Value At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,349,736	2,229,006	4,104,263	1,468,252
Non-PEO NEO | Dividends Accrued On Unvested Shares Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	191,332	96,802	32,353	37,362
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(471,350)	(728,235)	48,243	(614,567)
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,113	241,767	88,660	(104,606)
Non-PEO NEO | Fair Value Of Forfeited Awards Determined At End Of Prior Year For Awards Made In Prior Fiscal Years That Were Forfeited During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (705,587)	$ 0	$ (74,767)